Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues	$ 669,489	$ 510,894	$ 412,977
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Recognition of compensation cost	$ 1,300	$ 700	$ 600
Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued	103,221	236,197	102,386
Carbon Group Limited [Member]
Related Party Transaction [Line Items]
Consultancy service expenses paid	$ 200	$ 200	$ 200
CFL Ventures [Member]
Related Party Transaction [Line Items]
Revenues	$ 2,500	$ 2,300	$ 700